Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Equity component of AFUDC	$ 74	$ 64
Derivative gains (losses)	17	(12)
Interest income	16	15
Gain on repayment of debt (Note 15)	11	0
Other	20	(7)
Other income, net	$ 138	$ 60